Note 1 - Basis of Presentation and General Information (Details Textual) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Shareholders Ownership, Percentage	54.60%
Working Capital Deficit	$ 5,500,000
Net Income (Loss) Attributable to Parent, Total	11,736,326	$ 3,247,415
Net Income (Loss) Available to Common Stockholders, Basic, Total	11,135,579	2,908,346
Net Cash Provided by (Used in) Operating Activities, Total	14,110,249	$ 3,973,031
Cash, Ending Balance	8,300,000
Restricted Cash and Cash Equivalents, Total	$ 2,800,000
Eco Design Fuel Efficient Containerships [Member]
Number of Vessels Under Construction	2
Construction of Vessels, Amount to Be Financed with a Combination of Debt and Equity	$ 76,000,000
Construction of Vessels, Installment Amount	$ 7,600,000